Cost of Revenue	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Cost of Revenue
13.	COST OF REVENUE

Cost of revenue consists of the following:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Commission to car dealerships	60,138,793	178,155,199	203,845,998	29,648,171
Staff cost	27,197,325	51,609,219	59,630,520	8,672,899
Staff incentive	25,222,277	64,820,841	71,538,976	10,404,913
Leasing interest	—	—	21,223,412	3,086,817
Others	57,485,979	91,468,663	73,820,131	10,736,693

	170,044,374	386,053,922	430,059,037	62,549,493